UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile I Funds
(Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Conservative Profile I Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	47.50%
Fixed Interest Contract	22.56
Large Cap Equity	10.86
International Equity	6.84
Mid Cap Equity	5.39
Real Estate Equity	4.97
Small Cap Equity	1.88
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,039.20	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.81
* Expenses are equal to the Fund's annualized expense ratio of 0.96% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile I Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	33.04%
Fixed Interest Contract	22.04
Large Cap Equity	17.59
International Equity	11.09
Mid Cap Equity	8.72
Real Estate Equity	4.47
Small Cap Equity	3.05
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,051.50	$5.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.01
* Expenses are equal to the Fund's annualized expense ratio of 1.00% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile I Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.33%
Bond	24.02
Fixed Interest Contract	16.04
International Equity	15.33
Mid Cap Equity	12.09
Small Cap Equity	4.21
Real Estate Equity	3.98
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,063.80	$5.63
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.51
* Expenses are equal to the Fund's annualized expense ratio of 1.10% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.55%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile I Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.23%
International Equity	19.03
Bond	18.04
Mid Cap Equity	14.99
Fixed Interest Contract	9.01
Small Cap Equity	5.22
Real Estate Equity	3.48
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,074.70	$6.07
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$5.91
* Expenses are equal to the Fund's annualized expense ratio of 1.18% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.61%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile I Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	42.17%
International Equity	26.56
Mid Cap Equity	20.95
Small Cap Equity	7.33
Real Estate Equity	2.99
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,098.80	$6.82
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56
* Expenses are equal to the Fund's annualized expense ratio of 1.31% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.71%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
395,191	Great-West Core Bond Fund Institutional Class(a)	$3,868,920
525,182	Great-West Loomis Sayles Bond Fund Institutional Class(a)	5,057,507
267,308	Great-West Putnam High Yield Bond Institutional Class(a)	2,590,211
320,888	Great-West Short Duration Bond Fund Institutional Class(a)	3,176,791
517,462	Great-West Templeton Global Bond Fund Institutional Class(a)	4,791,701
401,739	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	3,864,728

TOTAL BOND MUTUAL FUNDS — 47.51% (Cost $23,828,819)		$ 23,349,858
EQUITY MUTUAL FUNDS
197,410	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,058,985
32,002	Great-West Invesco Small Cap Value Fund Institutional Class(a)	329,942
34,909	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	332,336
98,719	Great-West MFS International Growth Fund Institutional Class(a)	966,458
216,095	Great-West MFS International Value Fund Institutional Class(a)	2,400,819
146,949	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,517,982
Shares		Fair Value
Equity Mutual Funds — (continued)
24,235	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 266,106
192,165	Great-West Putnam Equity Income Fund Institutional Class(a)	1,906,275
265,134	Great-West Real Estate Index Fund Institutional Class(a)	2,441,884
208,188	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,911,170
63,393	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	589,550

TOTAL EQUITY MUTUAL FUNDS — 29.96% (Cost $13,913,267)		$ 14,721,507
Account Balance
FIXED INTEREST CONTRACT
11,091,483 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	11,091,483

TOTAL FIXED INTEREST CONTRACT — 22.57% (Cost $11,091,483)		$ 11,091,483
TOTAL INVESTMENTS — 100.04% (Cost $48,833,569)		$ 49,162,848
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (20,981)
TOTAL NET ASSETS — 100.00%		$ 49,141,867

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
356,808	Great-West Core Bond Fund Institutional Class(a)	$3,493,155
474,995	Great-West Loomis Sayles Bond Fund Institutional Class(a)	4,574,201
242,093	Great-West Putnam High Yield Bond Institutional Class(a)	2,345,881
43,408	Great-West Short Duration Bond Fund Institutional Class(a)	429,736
467,339	Great-West Templeton Global Bond Fund Institutional Class(a)	4,327,560
362,715	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	3,489,318

TOTAL BOND MUTUAL FUNDS — 33.06% (Cost $18,843,387)		$ 18,659,851
EQUITY MUTUAL FUNDS
367,301	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,830,951
59,364	Great-West Invesco Small Cap Value Fund Institutional Class(a)	612,046
64,732	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	616,245
183,145	Great-West MFS International Growth Fund Institutional Class(a)	1,792,993
401,880	Great-West MFS International Value Fund Institutional Class(a)	4,464,887
273,041	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,820,508
Shares		Fair Value
Equity Mutual Funds — (continued)
44,974	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 493,820
357,682	Great-West Putnam Equity Income Fund Institutional Class(a)	3,548,205
274,208	Great-West Real Estate Index Fund Institutional Class(a)	2,525,458
388,089	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,562,654
117,805	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,095,587

TOTAL EQUITY MUTUAL FUNDS — 44.94% (Cost $23,522,337)		$25,363,354
Account Balance
FIXED INTEREST CONTRACT
12,443,285 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,443,285

TOTAL FIXED INTEREST CONTRACT — 22.04% (Cost $12,443,285)		$12,443,285
TOTAL INVESTMENTS — 100.04% (Cost $54,809,009)		$56,466,490
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (24,187)
TOTAL NET ASSETS — 100.00%		$56,442,303

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE I FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
983,074	Great-West Core Bond Fund Institutional Class(a)	$ 9,624,299
1,305,780	Great-West Loomis Sayles Bond Fund Institutional Class(a)	12,574,662
665,441	Great-West Putnam High Yield Bond Institutional Class(a)	6,448,127
119,098	Great-West Short Duration Bond Fund Institutional Class(a)	1,179,067
1,289,101	Great-West Templeton Global Bond Fund Institutional Class(a)	11,937,071
998,739	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	9,607,867

TOTAL BOND MUTUAL FUNDS — 24.02% (Cost $52,446,709)		$ 51,371,093
EQUITY MUTUAL FUNDS
1,928,869	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	20,118,109
311,818	Great-West Invesco Small Cap Value Fund Institutional Class(a)	3,214,847
339,808	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,234,970
958,653	Great-West MFS International Growth Fund Institutional Class(a)	9,385,212
2,106,443	Great-West MFS International Value Fund Institutional Class(a)	23,402,583
1,428,697	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	14,758,438
Shares		Fair Value
Equity Mutual Funds — (continued)
234,117	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,570,604
1,876,911	Great-West Putnam Equity Income Fund Institutional Class(a)	18,618,956
923,078	Great-West Real Estate Index Fund Institutional Class(a)	8,501,554
2,034,913	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	18,680,500
616,515	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,733,587

TOTAL EQUITY MUTUAL FUNDS — 59.97% (Cost $120,830,777)		$128,219,360
Account Balance
FIXED INTEREST CONTRACT
34,314,727 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	34,314,727

TOTAL FIXED INTEREST CONTRACT — 16.05% (Cost $34,314,727)		$ 34,314,727
TOTAL INVESTMENTS — 100.04% (Cost $207,592,213)		$213,905,180
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (95,732)
TOTAL NET ASSETS — 100.00%		$213,809,448

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
505,867	Great-West Core Bond Fund Institutional Class(a)	$ 4,952,437
671,261	Great-West Loomis Sayles Bond Fund Institutional Class(a)	6,464,249
342,441	Great-West Putnam High Yield Bond Institutional Class(a)	3,318,250
359,053	Great-West Short Duration Bond Fund Institutional Class(a)	3,554,624
663,498	Great-West Templeton Global Bond Fund Institutional Class(a)	6,143,997
513,805	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	4,942,801

TOTAL BOND MUTUAL FUNDS — 18.05% (Cost $30,176,825)		$ 29,376,358
EQUITY MUTUAL FUNDS
1,821,389	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	18,997,087
293,915	Great-West Invesco Small Cap Value Fund Institutional Class(a)	3,030,261
319,830	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,044,782
907,054	Great-West MFS International Growth Fund Institutional Class(a)	8,880,064
1,990,637	Great-West MFS International Value Fund Institutional Class(a)	22,115,976
1,353,595	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	13,982,637
Shares		Fair Value
Equity Mutual Funds — (continued)
221,581	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,432,962
1,773,896	Great-West Putnam Equity Income Fund Institutional Class(a)	17,597,052
615,656	Great-West Real Estate Index Fund Institutional Class(a)	5,670,195
1,921,947	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	17,643,470
583,133	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,423,134

TOTAL EQUITY MUTUAL FUNDS — 72.99% (Cost $108,607,043)		$118,817,620
Account Balance
FIXED INTEREST CONTRACT
14,674,156 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	14,674,156

TOTAL FIXED INTEREST CONTRACT — 9.01% (Cost $14,674,156)		$ 14,674,156
TOTAL INVESTMENTS — 100.05% (Cost $153,458,024)		$162,868,134
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (76,275)
TOTAL NET ASSETS — 100.00%		$162,791,859

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
1,526,524	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$15,921,650
247,755	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,554,352
269,873	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,569,192
759,539	Great-West MFS International Growth Fund Institutional Class(a)	7,435,889
1,666,664	Great-West MFS International Value Fund Institutional Class(a)	18,516,635
1,132,806	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	11,701,885
186,309	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	2,045,674
1,483,589	Great-West Putnam Equity Income Fund Institutional Class(a)	14,717,201
Shares		Fair Value
Equity Mutual Funds — (continued)
316,674	Great-West Real Estate Index Fund Institutional Class(a)	$2,916,566
1,609,969	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	14,779,516
488,238	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,540,609

TOTAL EQUITY MUTUAL FUNDS — 100.05% (Cost $91,162,134)		$97,699,169
TOTAL INVESTMENTS — 100.05% (Cost $91,162,134)		$97,699,169
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (48,184)
TOTAL NET ASSETS — 100.00%		$97,650,985

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund
ASSETS:
Investments at fair value, affiliated(a)	$49,162,848	$56,466,490	$213,905,180
Subscriptions receivable	30,990	39,916	128,871
Total Assets	49,193,838	56,506,406	214,034,051
LIABILITIES:
Payable for investments purchased	20,793	39,902	39,968
Payable for shareholder services fees	14,156	16,258	61,750
Payable to investment adviser	6,825	7,929	33,982
Redemptions payable	10,197	14	88,903
Total Liabilities	51,971	64,103	224,603
NET ASSETS	$49,141,867	$56,442,303	$213,809,448
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$598,891	$691,119	$2,514,737
Paid-in capital in excess of par	54,301,896	66,096,065	253,913,881
Net unrealized appreciation	329,279	1,657,481	6,312,967
Undistributed net investment income	572,210	730,631	1,345,825
Accumulated net realized loss	(6,660,409)	(12,732,993)	(50,277,962)
NET ASSETS	$49,141,867	$56,442,303	$213,809,448
CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	5,988,912	6,911,190	25,147,374
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.21	$8.17	$8.50
(a) Cost of investments, affiliated	$48,833,569	$54,809,009	$207,592,213
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund
ASSETS:
Investments at fair value, affiliated(a)	$162,868,134	$97,699,169
Subscriptions receivable	112,867	80,999
Total Assets	162,981,001	97,780,168
LIABILITIES:
Payable for investments purchased	8,050	73,690
Payable for shareholder services fees	47,009	28,107
Payable to investment adviser	29,266	20,077
Redemptions payable	104,817	7,309
Total Liabilities	189,142	129,183
NET ASSETS	$162,791,859	$97,650,985
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,714,709	$986,303
Paid-in capital in excess of par	202,833,592	116,117,478
Net unrealized appreciation	9,410,110	6,537,035
Undistributed net investment income	1,829,585	874,699
Accumulated net realized loss	(52,996,137)	(26,864,530)
NET ASSETS	$162,791,859	$97,650,985
CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	17,147,087	9,863,032
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.49	$9.90
(a) Cost of investments, affiliated	$153,458,024	$91,162,134
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund
INVESTMENT INCOME:
Interest, affiliated	$79,507	$88,396	$240,734
Dividends, affiliated	471,560	456,588	1,528,320
Total Income	551,067	544,984	1,769,054
EXPENSES:
Management fees	58,741	66,869	250,734
Shareholder services fees	82,237	93,616	351,028
Total Expenses	140,978	160,485	601,762
Less amount waived for management fees	18,082	20,100	54,731
Net Expenses	122,896	140,385	547,031
NET INVESTMENT INCOME	428,171	404,599	1,222,023
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(149,587)	(187,376)	757,769
Net change in unrealized appreciation on investments	1,537,496	2,451,928	10,447,912
Net Realized and Unrealized Gain	1,387,909	2,264,552	11,205,681
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,816,080	$2,669,151	$12,427,704
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund
INVESTMENT INCOME:
Interest, affiliated	$105,744	$-
Dividends, affiliated	1,058,820	451,677
Total Income	1,164,564	451,677
EXPENSES:
Management fees	196,303	114,943
Shareholder services fees	274,824	160,920
Total Expenses	471,127	275,863
Less amount waived for management fees	24,047	-
Net Expenses	447,080	275,863
NET INVESTMENT INCOME	717,484	175,814
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,967,363	1,188,853
Net change in unrealized appreciation on investments	8,830,438	7,284,369
Net Realized and Unrealized Gain	10,797,801	8,473,222
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,515,285	$8,649,036
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Conservative Profile I Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$428,171	$783,258
Net realized gain (loss)	(149,587)	476,273
Net change in unrealized appreciation	1,537,496	1,138,562
Net Increase in Net Assets Resulting from Operations	1,816,080	2,398,093
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	(683,952)
From net realized gains	-	(886,832)
Total Distributions	0	(1,570,784)
CAPITAL SHARE TRANSACTIONS:
Shares sold	9,860,715	11,430,025
Shares issued in reinvestment of distributions	-	1,570,784
Shares redeemed	(7,197,226)	(6,575,908)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,663,489	6,424,901
Total Increase in Net Assets	4,479,569	7,252,210
NET ASSETS:
Beginning of Period	44,662,298	37,410,088
End of Period(a)	$49,141,867	$44,662,298
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,227,813	1,454,251
Shares issued in reinvestment of distributions	-	199,622
Shares redeemed	(895,414)	(837,030)
Net Increase	332,399	816,843
(a) Including undistributed net investment income:	$572,210	$144,039
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Moderately Conservative Profile I Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$404,599	$771,237
Net realized loss	(187,376)	(183,750)
Net change in unrealized appreciation	2,451,928	2,358,777
Net Increase in Net Assets Resulting from Operations	2,669,151	2,946,264
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	(761,996)
From net realized gains	-	(862,341)
Total Distributions	0	(1,624,337)
CAPITAL SHARE TRANSACTIONS:
Shares sold	11,147,245	14,247,377
Shares issued in reinvestment of distributions	-	1,624,337
Shares redeemed	(4,843,741)	(11,289,294)
Net Increase in Net Assets Resulting from Capital Share Transactions	6,303,504	4,582,420
Total Increase in Net Assets	8,972,655	5,904,347
NET ASSETS:
Beginning of Period	47,469,648	41,565,301
End of Period(a)	$56,442,303	$47,469,648
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,410,653	1,876,683
Shares issued in reinvestment of distributions	-	211,947
Shares redeemed	(610,910)	(1,496,228)
Net Increase	799,743	592,402
(a) Including undistributed net investment income:	$730,631	$326,032
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Moderate Profile I Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$1,222,023	$2,782,126
Net realized gain	757,769	4,399,212
Net change in unrealized appreciation	10,447,912	4,939,350
Net Increase in Net Assets Resulting from Operations	12,427,704	12,120,688
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	(2,457,156)
From net realized gains	-	(6,663,687)
Total Distributions	0	(9,120,843)
CAPITAL SHARE TRANSACTIONS:
Shares sold	34,536,284	44,677,230
Shares issued in reinvestment of distributions	-	9,120,843
Shares redeemed	(17,499,866)	(19,854,629)
Net Increase in Net Assets Resulting from Capital Share Transactions	17,036,418	33,943,444
Total Increase in Net Assets	29,464,122	36,943,289
NET ASSETS:
Beginning of Period	184,345,326	147,402,037
End of Period(a)	$213,809,448	$184,345,326
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	4,209,259	5,590,126
Shares issued in reinvestment of distributions	-	1,152,398
Shares redeemed	(2,135,680)	(2,515,270)
Net Increase	2,073,579	4,227,254
(a) Including undistributed net investment income:	$1,345,825	$123,802
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Moderately Aggressive Profile I Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$717,484	$2,400,827
Net realized gain	1,967,363	6,135,494
Net change in unrealized appreciation	8,830,438	4,363,207
Net Increase in Net Assets Resulting from Operations	11,515,285	12,899,528
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	(3,215,188)
From net realized gains	-	(8,556,802)
Total Distributions	0	(11,771,990)
CAPITAL SHARE TRANSACTIONS:
Shares sold	9,066,350	17,035,146
Shares issued in reinvestment of distributions	-	11,771,990
Shares redeemed	(14,153,952)	(18,559,754)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,087,602)	10,247,382
Total Increase in Net Assets	6,427,683	11,374,920
NET ASSETS:
Beginning of Period	156,364,176	144,989,256
End of Period(a)	$162,791,859	$156,364,176
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	987,883	1,922,866
Shares issued in reinvestment of distributions	-	1,336,968
Shares redeemed	(1,556,188)	(2,099,365)
Net Increase (Decrease)	(568,305)	1,160,469
(a) Including undistributed net investment income:	$1,829,585	$1,112,101
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Aggressive Profile I Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$175,814	$1,227,929
Net realized gain	1,188,853	4,442,216
Net change in unrealized appreciation	7,284,369	2,972,382
Net Increase in Net Assets Resulting from Operations	8,649,036	8,642,527
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	(1,799,745)
From net realized gains	-	(6,256,162)
Total Distributions	0	(8,055,907)
CAPITAL SHARE TRANSACTIONS:
Shares sold	7,265,680	10,430,717
Shares issued in reinvestment of distributions	-	8,055,907
Shares redeemed	(7,379,128)	(10,504,506)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(113,448)	7,982,118
Total Increase in Net Assets	8,535,588	8,568,738
NET ASSETS:
Beginning of Period	89,115,397	80,546,659
End of Period(a)	$97,650,985	$89,115,397
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	762,793	1,155,529
Shares issued in reinvestment of distributions	-	900,528
Shares redeemed	(786,440)	(1,168,477)
Net Increase (Decrease)	(23,647)	887,580
(a) Including undistributed net investment income:	$874,699	$698,885
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the period ended June 30, 2017 (Unaudited)
Great-West Conservative Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$1,816,080
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(8,346,567)
Proceeds from sale of investments	5,332,831
Increase in accrued interest on Great-West Life & Annuity Contract	(79,507)
Net realized loss	149,587
Net change in unrealized appreciation	(1,537,496)
Decrease in dividends receivable	80
Increase in payable to investment advisor	452
Increase in payable for shareholder services fees	1,131
Decrease in payable for investments purchased	(1,966)
Net Cash Used by Operating Activities	(2,665,375)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	9,852,404
Payment on shares redeemed	(7,187,029)
Net Cash Provided in Financing Activities	2,665,375
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the period ended June 30, 2017 (Unaudited)
Great-West Moderately Conservative Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$2,669,151
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(11,279,927)
Proceeds from sale of investments	4,656,717
Increase in accrued interest on Great-West Life & Annuity Contract	(88,396)
Net realized loss	187,376
Net change in unrealized appreciation	(2,451,928)
Decrease in dividends receivable	137
Increase in payable to investment advisor	1,077
Increase in payable for shareholder services fees	2,426
Increase in payable for investments purchased	1,247
Net Cash Used by Operating Activities	(6,302,120)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	11,145,847
Payment on shares redeemed	(4,843,727)
Net Cash Provided in Financing Activities	6,302,120
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the period ended June 30, 2017 (Unaudited)
Great-West Moderate Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$12,427,704
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(31,458,698)
Proceeds from sale of investments	13,427,189
Increase in accrued interest on Great-West Life & Annuity Contract	(240,734)
Net realized gain	(757,769)
Net change in unrealized appreciation	(10,447,912)
Decrease in dividends receivable	732
Increase in payable to investment advisor	4,740
Increase in payable for shareholder services fees	9,062
Decrease in payable for investments purchased	(733,317)
Net Cash Used by Operating Activities	(17,769,003)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	35,204,047
Payment on shares redeemed	(17,435,044)
Net Cash Provided in Financing Activities	17,769,003
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$7.90	0.07	0.24	0.31	-	-	-	(0.00)	$8.21	3.92% (d)
12/31/2016	$7.73	0.15	0.32	0.47	-	(0.13)	(0.17)	(0.30)	$7.90	6.14%
12/31/2015	$8.42	0.17	(0.26)	(0.09)	-	(0.20)	(0.40)	(0.60)	$7.73	(1.11%)
12/31/2014	$8.51	0.23	0.19	0.42	-	(0.24)	(0.27)	(0.51)	$8.42	4.95%
12/31/2013	$8.35	0.22	0.39	0.61	-	(0.18)	(0.27)	(0.45)	$8.51	7.55%
12/31/2012	$7.95	0.20	0.52	0.72	(0.04)	(0.17)	(0.11)	(0.32)	$8.35	9.02%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$49,142	0.60% (g)	0.52% (g)	1.82% (g)	11% (d)
12/31/2016	$44,662	0.60%	0.52%	1.94%	15%
12/31/2015	$37,410	0.47%	0.43%	2.09%	23% (h)
12/31/2014	$44,830	0.25%	0.25%	2.67%	15%
12/31/2013	$38,751	0.25%	0.25%	2.51%	39%
12/31/2012	$34,707	0.25%	0.25%	2.35%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$7.77	0.06	0.34	0.40	-	-	-	(0.00)	$8.17	5.15% (d)
12/31/2016	$7.53	0.14	0.39	0.53	-	(0.14)	(0.15)	(0.29)	$7.77	7.18%
12/31/2015	$8.93	0.15	(0.23)	(0.08)	-	(0.21)	(1.11)	(1.32)	$7.53	(0.93%)
12/31/2014	$9.04	0.27	0.24	0.51	-	(0.26)	(0.36)	(0.62)	$8.93	5.61%
12/31/2013	$8.55	0.26	0.73	0.99	-	(0.20)	(0.30)	(0.50)	$9.04	11.83%
12/31/2012	$7.97	0.17	0.67	0.84	(0.03)	(0.15)	(0.08)	(0.26)	$8.55	10.59%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$56,442	0.60% (g)	0.52% (g)	1.51% (g)	9% (d)
12/31/2016	$47,470	0.60%	0.53%	1.84%	28%
12/31/2015	$41,565	0.44%	0.40%	1.72%	28% (h)
12/31/2014	$82,770	0.25%	0.25%	2.93%	13%
12/31/2013	$66,226	0.25%	0.25%	2.88%	33%
12/31/2012	$54,664	0.25%	0.25%	2.07%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$7.99	0.05	0.46	0.51	-	-	-	(0.00)	$8.50	6.38% (d)
12/31/2016	$7.82	0.14	0.49	0.63	-	(0.12)	(0.34)	(0.46)	$7.99	8.19%
12/31/2015	$9.06	0.17	(0.26)	(0.09)	-	(0.20)	(0.95)	(1.15)	$7.82	(0.93%)
12/31/2014	$9.37	0.27	0.33	0.60	-	(0.29)	(0.62)	(0.91)	$9.06	6.39%
12/31/2013	$8.65	0.28	1.11	1.39	-	(0.31)	(0.36)	(0.67)	$9.37	16.16%
12/31/2012	$8.27	0.14	0.86	1.00	(0.18)	(0.01)	(0.43)	(0.62)	$8.65	12.25%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$213,809	0.60% (g)	0.55% (g)	1.22% (g)	7% (d)
12/31/2016	$184,345	0.60%	0.55%	1.82%	15%
12/31/2015	$147,402	0.47%	0.43%	1.91%	23% (h)
12/31/2014	$195,253	0.25%	0.25%	2.82%	23%
12/31/2013	$159,703	0.25%	0.25%	3.04%	31%
12/31/2012	$148,205	0.25%	0.25%	1.62%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$ 8.83	0.04	0.62	0.66	-	-	-	(0.00)	$ 9.49	7.47% (d)
12/31/2016	$ 8.76	0.14	0.64	0.78	-	(0.20)	(0.51)	(0.71)	$ 8.83	9.10%
12/31/2015	$ 9.77	0.19	(0.27)	(0.08)	-	(0.22)	(0.71)	(0.93)	$ 8.76	(0.77%)
12/31/2014	$10.18	0.31	0.39	0.70	-	(0.32)	(0.79)	(1.11)	$ 9.77	6.82%
12/31/2013	$ 9.02	0.33	1.50	1.83	-	(0.17)	(0.50)	(0.67)	$10.18	20.41%
12/31/2012	$ 8.13	0.13	1.00	1.13	(0.09)	(0.05)	(0.10)	(0.24)	$ 9.02	13.89%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$162,792	0.60% (g)	0.57% (g)	0.91% (g)	7% (d)
12/31/2016	$156,364	0.60%	0.57%	1.64%	18%
12/31/2015	$144,989	0.48%	0.46%	1.92%	25% (h)
12/31/2014	$164,905	0.25%	0.25%	3.02%	12%
12/31/2013	$153,172	0.25%	0.25%	3.35%	29%
12/31/2012	$133,941	0.25%	0.25%	1.47%	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$ 9.01	0.02	0.87	0.89	-	-	-	(0.00)	$ 9.90	9.88% (d)
12/31/2016	$ 8.95	0.13	0.80	0.93	-	(0.20)	(0.67)	(0.87)	$ 9.01	10.76%
12/31/2015	$10.48	0.19	(0.27)	(0.08)	-	(0.25)	(1.20)	(1.45)	$ 8.95	(0.74%)
12/31/2014	$10.99	0.36	0.53	0.89	-	(0.36)	(1.04)	(1.40)	$10.48	8.15%
12/31/2013	$ 9.34	0.43	2.26	2.69	-	(0.20)	(1.04)	(1.04)	$10.99	28.85%
12/31/2012	$ 8.14	0.08	1.26	1.34	(0.06)	(0.02)	(0.06)	(0.14)	$ 9.34	16.45%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$97,651	0.60% (g)	0.60% (g)	0.38% (g)	9% (d)
12/31/2016	$89,115	0.60%	0.60%	1.49%	18%
12/31/2015	$80,547	0.48%	0.48%	1.82%	27% (h)
12/31/2014	$91,205	0.25%	0.25%	3.23%	11%
12/31/2013	$82,301	0.25%	0.25%	4.03%	27%
12/31/2012	$65,946	0.25%	0.25%	0.85%	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Effective May 1, 2017, the Initial Class name changed to Investor Class. Each of the Funds offer three share classes, referred to as Investor Class, Class L and Institutional Class shares. This report includes information for the Investor Class; Class L and Institutional Class have not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Semi-Annual Report - June 30, 2017

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of June 30, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2017:
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 01, 2017	$10,054,124	$10,442,894	$29,508,665	$14,100,420
Total interest received	79,507	88,396	240,734	105,744
Purchases	1,653,660	2,301,031	5,361,471	1,081,330
Sales	(695,808)	(389,036)	(796,143)	(613,338)
Ending Balance, June 30, 2017	$11,091,483	$12,443,285	$34,314,727	$14,674,156
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Semi-Annual Report - June 30, 2017

Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West Conservative Profile I Fund	$49,148,888	$1,454,964	$(1,441,004)	$13,960
Great-West Moderately Conservative Profile I Fund	55,823,412	2,162,959	(1,519,881)	643,078
Great-West Moderate Profile I Fund	208,106,514	10,350,317	(4,551,651)	5,798,666
Great-West Moderately Aggressive Profile I Fund	154,318,966	12,181,369	(3,632,201)	8,549,168
Great-West Aggressive Profile I Fund	91,851,584	7,737,681	(1,890,096)	5,847,585
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for

Semi-Annual Report - June 30, 2017

similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2017, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Core Bond Fund Institutional Class	395,191	$ 3,521,253	$ 595,834	$295,794	$ (13,973)	$ 51,351	$ 3,868,920
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	197,410	2,028,110	362,944	450,483	(14,752)	8,363	2,058,985
Great-West Invesco Small Cap Value Fund Institutional Class	32,002	311,388	89,418	69,401	(68)	1,105	329,942
Great-West Life & Annuity Contract	11,091,483	10,054,124	1,653,660	643,087	—	79,507	11,091,483
Great-West Loomis Sayles Bond Fund Institutional Class	525,182	4,593,250	762,082	439,029	(27,628)	106,039	5,057,507
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	34,909	311,920	81,599	67,383	(5,046)	1,373	332,336
Great-West MFS International Growth Fund Institutional Class	98,719	944,026	115,814	285,818	(31,963)	—	966,458
Great-West MFS International Value Fund Institutional Class	216,095	1,896,400	573,877	339,257	74,043	—	2,400,819
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	146,949	1,447,400	154,276	306,663	11,364	3,138	1,517,982
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	24,235	249,060	49,098	53,175	2,805	—	266,106
Great-West Putnam Equity Income Fund Institutional Class	192,165	1,710,155	317,999	229,485	(186)	13,505	1,906,275
Great-West Putnam High Yield Bond Institutional Class	267,308	2,135,851	624,165	207,445	(4,914)	60,715	2,590,211
Great-West Real Estate Index Fund Institutional Class	265,134	2,275,255	566,311	373,129	26,383	35,743	2,441,884
Great-West Short Duration Bond Fund Institutional Class	320,888	2,835,161	537,169	217,083	(4,003)	30,980	3,176,791
Great-West T. Rowe Price Equity Income Fund Institutional Class	208,188	1,710,162	332,527	235,032	(24,946)	25,476	1,911,170
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	63,393	543,251	66,722	110,615	(11,741)	—	589,550
Great-West Templeton Global Bond Fund Institutional Class	517,462	4,586,347	858,844	816,011	(110,294)	84,287	4,791,701
Great-West U.S. Government Mortgage Securities Fund Institutional Class	401,739	3,528,583	604,230	290,808	(14,668)	49,485	3,864,728
					$(149,587)	$551,067	$49,162,848

Semi-Annual Report - June 30, 2017

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Core Bond Fund Institutional Class	356,808	$ 2,954,617	$ 656,024	$147,152	$ (1,390)	$ 46,099	$ 3,493,155
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	367,301	3,481,207	776,757	603,682	9,648	15,542	3,830,951
Great-West Invesco Small Cap Value Fund Institutional Class	59,364	532,382	173,398	85,754	4,117	2,043	612,046
Great-West Life & Annuity Contract	12,443,285	10,442,894	2,301,031	371,492	—	88,396	12,443,285
Great-West Loomis Sayles Bond Fund Institutional Class	474,995	3,842,680	838,924	232,353	(26,547)	95,666	4,574,201
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	64,732	536,214	163,172	86,197	(1,355)	2,539	616,245
Great-West MFS International Growth Fund Institutional Class	183,145	1,623,100	234,661	400,011	(43,701)	—	1,792,993
Great-West MFS International Value Fund Institutional Class	401,880	3,261,023	1,066,486	454,312	37,227	—	4,464,887
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	273,041	2,499,635	365,566	479,377	(6,269)	5,825	2,820,508
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	44,974	423,608	98,125	67,675	3,287	—	493,820
Great-West Putnam Equity Income Fund Institutional Class	357,682	2,927,527	684,581	277,138	(18,521)	25,124	3,548,205
Great-West Putnam High Yield Bond Institutional Class	242,093	1,789,681	630,195	105,830	(4,423)	54,816	2,345,881
Great-West Real Estate Index Fund Institutional Class	274,208	2,202,171	676,151	365,081	(16,136)	36,923	2,525,458
Great-West Short Duration Bond Fund Institutional Class	43,408	318,328	122,848	13,760	(156)	4,168	429,736
Great-West T. Rowe Price Equity Income Fund Institutional Class	388,089	2,940,620	742,706	297,427	(33,173)	47,387	3,562,654
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	117,805	935,501	154,209	150,752	(13,252)	—	1,095,587
Great-West Templeton Global Bond Fund Institutional Class	467,339	3,819,401	928,298	542,575	(73,973)	76,009	4,327,560
Great-West U.S. Government Mortgage Securities Fund Institutional Class	362,715	2,959,743	666,796	145,982	(2,759)	44,447	3,489,318
					$(187,376)	$544,984	$56,466,490
Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Core Bond Fund Institutional Class	983,074	$ 8,303,981	$1,511,029	$ 279,476	$ (9,952)	$ 126,582	$ 9,624,299
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,928,869	18,790,848	2,709,969	2,300,319	42,464	81,822	20,118,109
Great-West Invesco Small Cap Value Fund Institutional Class	311,818	2,872,553	673,714	317,764	(7,881)	10,793	3,214,847

Semi-Annual Report - June 30, 2017

Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Life & Annuity Contract	34,314,727	$29,508,665	$5,361,471	$ 748,196	$ —	$ 240,734	$ 34,314,727
Great-West Loomis Sayles Bond Fund Institutional Class	1,305,780	10,821,578	1,847,513	387,639	(28,089)	263,829	12,574,662
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	339,808	2,874,294	647,640	328,811	(35,989)	13,414	3,234,970
Great-West MFS International Growth Fund Institutional Class	958,653	8,702,914	675,618	1,552,010	(38,216)	—	9,385,212
Great-West MFS International Value Fund Institutional Class	2,106,443	17,496,641	4,474,617	1,260,381	583,145	—	23,402,583
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,428,697	13,473,077	871,833	1,658,103	149,369	30,574	14,758,438
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	234,117	2,301,542	320,087	260,752	11,791	—	2,570,604
Great-West Putnam Equity Income Fund Institutional Class	1,876,911	15,821,958	2,388,533	442,587	150,813	132,184	18,618,956
Great-West Putnam High Yield Bond Institutional Class	665,441	5,032,687	1,490,311	153,116	(5,048)	151,413	6,448,127
Great-West Real Estate Index Fund Institutional Class	923,078	7,503,235	1,631,854	545,316	81,483	124,734	8,501,554
Great-West Short Duration Bond Fund Institutional Class	119,098	921,624	279,738	28,510	(295)	11,403	1,179,067
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,034,913	15,822,016	2,658,728	472,970	56,719	249,317	18,680,500
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	616,515	5,028,284	452,677	531,466	(42,759)	—	5,733,587
Great-West Templeton Global Bond Fund Institutional Class	1,289,101	10,832,964	1,930,998	1,091,288	(147,779)	210,159	11,937,071
Great-West U.S. Government Mortgage Securities Fund Institutional Class	998,739	8,318,395	1,532,368	262,769	(2,007)	122,096	9,607,867
					$ 757,769	$1,769,054	$213,905,180
Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Core Bond Fund Institutional Class	505,867	$ 4,791,182	$ 410,683	$ 304,552	$ (11,706)	$ 66,083	$ 4,952,437
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,821,389	19,693,104	1,044,700	2,278,124	418,601	77,278	18,997,087
Great-West Invesco Small Cap Value Fund Institutional Class	293,915	3,010,178	350,207	332,278	(24,174)	10,185	3,030,261
Great-West Life & Annuity Contract	14,674,156	14,100,420	1,081,330	569,967	—	105,744	14,674,156
Great-West Loomis Sayles Bond Fund Institutional Class	671,261	6,244,561	469,387	425,050	(27,999)	135,827	6,464,249
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	319,830	3,029,038	316,495	278,746	27,260	12,657	3,044,782

Semi-Annual Report - June 30, 2017

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West MFS International Growth Fund Institutional Class	907,054	$ 9,220,758	$ 109,789	$1,750,361	$ 187,117	$ —	$ 8,880,064
Great-West MFS International Value Fund Institutional Class	1,990,637	18,561,657	2,944,347	1,792,482	786,397	—	22,115,976
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,353,595	14,119,730	171,133	2,361,018	136,117	28,993	13,982,637
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	221,581	2,400,487	100,938	273,845	12,269	—	2,432,962
Great-West Putnam Equity Income Fund Institutional Class	1,773,896	16,578,236	912,398	652,312	238,594	124,745	17,597,052
Great-West Putnam High Yield Bond Institutional Class	342,441	2,898,997	583,286	208,310	(2,341)	77,983	3,318,250
Great-West Real Estate Index Fund Institutional Class	615,656	5,593,378	808,953	667,007	67,217	83,110	5,670,195
Great-West Short Duration Bond Fund Institutional Class	359,053	3,362,170	343,298	172,648	(1,948)	34,870	3,554,624
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,921,947	16,581,898	1,236,887	742,445	153,162	235,293	17,643,470
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	583,133	5,256,296	64,509	507,333	116,674	—	5,423,134
Great-West Templeton Global Bond Fund Institutional Class	663,498	6,194,075	519,449	732,904	(95,302)	108,127	6,143,997
Great-West U.S. Government Mortgage Securities Fund Institutional Class	513,805	4,802,931	414,443	296,623	(12,575)	63,669	4,942,801
					$1,967,363	$1,164,564	$162,868,134
Great-West Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,526,524	$15,710,905	$1,282,961	$1,559,993	$ 284,248	$ 64,583	$15,921,650
Great-West Invesco Small Cap Value Fund Institutional Class	247,755	2,386,031	367,404	196,998	(16,920)	8,525	2,554,352
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	269,873	2,405,853	342,877	166,209	17,099	10,595	2,569,192
Great-West MFS International Growth Fund Institutional Class	759,539	7,346,781	160,699	1,184,428	92,499	—	7,435,889
Great-West MFS International Value Fund Institutional Class	1,666,664	14,778,277	2,667,600	1,066,275	451,034	—	18,516,635
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,132,806	11,253,040	238,296	1,516,966	43,739	24,175	11,701,885
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	186,309	1,904,301	134,372	162,575	7,125	—	2,045,674
Great-West Putnam Equity Income Fund Institutional Class	1,483,589	13,212,791	1,217,543	378,195	138,574	104,338	14,717,201

Semi-Annual Report - June 30, 2017

Great-West Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Real Estate Index Fund Institutional Class	316,674	$ 2,741,294	$ 513,850	$ 308,603	$ 30,676	$ 42,664	$ 2,916,566
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,609,969	13,228,520	1,471,214	418,457	82,626	196,797	14,779,516
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	488,238	4,192,879	88,087	272,076	58,153	—	4,540,609
					$1,188,853	$451,677	$97,699,169
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile I Fund	$8,346,567	$5,332,831
Great-West Moderately Conservative Profile I Fund	11,279,927	4,656,717
Great-West Moderate Profile I Fund	31,458,698	13,427,189
Great-West Moderately Aggressive Profile I Fund	11,882,232	16,356,739
Great-West Aggressive Profile I Fund	8,484,903	8,419,628
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

5.  SUBSEQUENT EVENT
On February 23, 2017, the Board of Directors approved the merger of the Great-West Conservative Profile I (Target Fund) into the Great-West Conservative Profile II Fund (Acquiring Fund), the merger of the Great-West Moderately Conservative Profile I (Target Fund) into the Great-West Moderately Conservative Profile II Fund (Acquiring Fund), the merger of the Great-West Moderate Profile I (Target Fund) into the Great-West Moderate Profile II Fund (Acquiring Fund), the merger of the Great-West Moderately Aggressive Profile I (Target Fund) into the Great-West Moderately Aggressive Profile II Fund (Acquiring Fund), the merger of the Great-West Aggressive Profile I (Target Fund) into the Great-West Aggressive Profile II Fund (Acquiring Fund), with an effective date on or about July 14, 2017. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Aggressive Profile I Fund, Great-West Moderately Aggressive Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Conservative Profile I Fund and Great-West Conservative Profile I Fund (each, a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
Additionally, the Board considered that, at a meeting held on February 23, 2017, GWCM proposed and the Board approved reorganizing the Great-West Aggressive Profile I Fund into the Great-West Aggressive Profile II Fund, the Great-West Moderately Aggressive Profile I Fund into the Great-West Moderately Aggressive Profile II Fund, the Great-West Moderate Profile I Fund into the Great-West Moderate Profile II Fund, the Great-West Moderately Conservative Profile I Fund into the Great-West Moderately Conservative Profile II Fund and the Great-West Conservative Profile I Fund into the Great-West Conservative Profile II Fund, which is expected to occur on or about July 14, 2017 (the “Reorganizations”).
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Investor Class (formerly Initial Class) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2016. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the Great-West Aggressive Profile I Fund, although the Fund underperformed its benchmark index for the three-, five- and ten-year periods ended December 31, 2016, the Fund outperformed its benchmark index for the one-year period ended December 31, 2016 and the Fund was in the first quartile (the first quartile being the best performers and the fourth quartile being the worst performers) of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2016.
For the Great-West Moderately Aggressive Profile I Fund, the Board noted that, although the Fund underperformed its benchmark index for the three- and five-year periods ended December 31, 2016, the Fund outperformed its benchmark index for the one- and ten-year periods ended December 31, 2016 and the Fund was in the first, second, second and second quartiles of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2016, respectively.
For the Great-West Moderate Profile I Fund, the Board noted that, although the Fund underperformed its benchmark index for the three- and five-year periods ended December 31, 2016, the Fund outperformed its benchmark index for the one- and ten-year periods ended December 31, 2016 and the Fund was in the second, first, first and first quartiles of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2016, respectively.
For the Great-West Moderately Conservative Profile I Fund, the Board noted that, although the Fund underperformed its benchmark index for the three- and five-year periods ended December 31, 2016, the Fund outperformed its benchmark index for the one- and ten-year periods ended December 31, 2016 and the Fund was in the second, second, third and second quartiles of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2016, respectively.
For the Great-West Conservative Profile I Fund, the Board noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2016, the Fund outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2016 and the Fund was in the second quartile of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2016.
Accordingly, the Board determined that it was satisfied with the investment performance of the Funds.

Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Investor Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses (in all cases, net of any waivers, if applicable). The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that for the Great-West Aggressive Profile I Fund, the Fund’s Contractual Management Fee was greater than the average and median of the contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratios of its peer group and peer universe and was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
For the Great-West Moderately Aggressive Profile I Fund, the Board noted that the Fund’s Contractual Management Fee was higher than the average and median contractual management fees of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratios of its peer group and peer universe and was in the fourth quartile of its peer group.
For the Great-West Moderate Profile I Fund, the Board noted that the Fund’s Contractual Management Fee was higher than the average and median contractual management fee of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was higher than the median and the average total annual operating expense ratio of its peer group and peer universe of funds and in the fourth quartile of its peer group.
For the Great-West Moderately Conservative Profile I Fund, the Board noted that the Fund’s Contractual Management Fee was higher than the average and median contractual management fee of its peer group of funds. However, the Board noted that, although the Fund’s total annual operating expense ratio was higher than the average total annual operating expense ratio of its peer group and median of its peer universe of funds, the Fund’s total annual operating expense ratio was the same as the average of its peer group, lower than the average of its peer universe and in the fourth quartile of its peer group.
For the Great-West Conservative Profile Fund I, the Board noted that the Fund’s Contractual Management Fee was higher than the average and median contractual management fee of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was higher than the median and the average total annual operating expense ratio of its peer group and peer universe of funds and in the fourth quartile of its peer group.
The Board noted that, as a result of the Reorganizations, shareholders of each Fund would pay lower management fees and lower total expenses.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by an affiliate of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that each Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017